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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: [ ];         Amendment Number:
                                                       --------------
This Amendment (Check only one):      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

/s/ Cindy Michel        New York, New York          August 14, 2012
-------------------   ----------------------       -------------------
   [Signature]            [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         13F File Number                       Name
     28-
        ---------------------                  -----------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 11,762,286
                                        -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

No.            Form 13F File Number     Name
1              28- 13441                Apollo Capital Management, L.P.
2              28- 13439                Apollo Management, L.P.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.


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COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------  --------------- ---------- ---------- ------------------------ ---------- --------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                       VALUE      SHRS OR     SH/   PUT/ INVESTMENT   OTHER   ----------------------
  NAME OF ISSUER          TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT     PRN   CALL DISCRETION* MANAGER  SOLE    SHARED   NONE
Accuride Corp/Old         COM NEW          00439T206    17,033    2,838,893   SH         DEFINED      1          0   2,838,893    0
Apollo Coml Real
  Est Fin Inc             COM              03762U105    49,410    3,000,000   SH         DEFINED      1          0   3,000,000    0
Caesars Entertainment
  Corp                    COM              127686103   302,046   26,495,302   SH         DEFINED      2          0  26,495,302    0
Charter Communications
  Inc**                   CL A NEW         16117M305 2,189,882   31,366,470   SH         DEFINED      2          0  31,366,470    0
Charter Communications
  Inc**                   CL A NEW         16117M305   101,048    1,542,439   SH         DEFINED      1          0   1,542,439    0
Chesapeake Energy Corp    NOTE 2.750%11/1  165167107    18,600    1,000,000   SH  PUT    DEFINED      1          0   1,000,000    0
Core-Mark Holding
  Co Inc                  COM              218681104    24,049      499,562   SH         DEFINED      2          0     499,562    0
Dana Hldg Corp            COM              235825205    32,025    2,500,000   SH         DEFINED      1          0   2,500,000    0
Delphi Automotive PLC     SHS              G27823106     2,697      105,774   SH         DEFINED      1          0     105,774    0
Fairpoint Communications
  Inc                     COM NEW          305560302        88       14,251   SH         DEFINED      1          0      14,251    0
FelCor Lodging Trust Inc  COM              31430F101    25,380    5,399,940   SH         DEFINED      1          0   5,399,940    0
Fortress Investment Group
  LLC                     CL A             34958B106    11,795    3,500,000   SH         DEFINED      1          0   3,500,000    0
KKR & Co LP DEL           COM UNITS        48248M102    23,076    1,790,189   SH         DEFINED      1          0   1,790,189    0
KKR Financial Hldgs LLC   COM              48248A306       511       60,000   SH         DEFINED      1          0      60,000    0
LyondellBasell Industries
  NV                      SHS - A -        N53745100   283,744    7,046,044   SH         DEFINED      1          0   7,046,044    0
LyondellBasell Industries
  NV                      SHS - A -        N53745100 6,607,746  164,086,066   SH         DEFINED      2          0 164,086,066    0
Magnachip Semiconductor
  Corp**                  COM              55933J203    14,357    2,100,000   SH         DEFINED      1          0   2,100,000    0
Metals USA Holdings
  Corp                    COM              59132A104   377,523   23,728,650   SH         DEFINED      2          0  23,728,650    0
Noranda Alum Hldg
  Corp***                 COM              65542W107   261,406   32,840,000   SH         DEFINED      2          0  32,840,000    0
Pinnacle Airlines
  Corp                    COM              723443107       108    1,539,695   SH         DEFINED      1          0   1,539,695    0
Plains Exploration &
Production Co             COM              726505100    35,180    1,000,000   SH         DEFINED      1          0   1,000,000    0
Relm Wireless Corp        COM              759525108       310      188,971   SH         DEFINED      1          0     188,971    0
Rexnord Corporation       COM             76169B1026 1,253,583   54,734,789   SH         DEFINED      2          0  54,734,789    0
SemGroup Corp             CL A             81663A105    52,399    1,641,063   SH         DEFINED      1          0   1,641,063    0
Spectrum Brands Hldgs Inc COM              84763R101    15,506      476,070   SH         DEFINED      1          0     476,070    0
Strategic Hotels &
  Resorts Inc             COM              86272T106    22,461    3,476,938   SH         DEFINED      1          0   3,476,938    0
Walter Investment
  Management Corp         COM              93317W102     2,069       88,250   SH         DEFINED      1          0      88,250    0
Verso Paper Corp          COM              92531L108    38,073   28,232,299   SH         DEFINED      2          0  28,232,299
Xerium Technologies Inc   COM NEW          98416J118       181       62,311   SH         DEFINED      1          0      62,311    0
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